SCHEDULE OF MATURITY ANALYSIS OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating leases, Year 1	$ 42,923	$ 83,553
Finance leases, Year 1	1,437,484	1,387,011
Leases, Year 1	1,480,407	1,470,564
Operating leases, Year 2	10,578	27,462
Finance leases, Year 2	1,076,375	1,078,815
Leases, Year 2	1,086,953	1,106,277
Operating leases, Year 3
Finance leases, Year 3	524,120	847,067
Leases, Year 3	524,120	847,067
Operating leases, Year 4
Finance leases, Year 4	264,250	307,453
Leases, Year 4	264,250	307,453
Operating leases, Year 5 and thereafter
Finance leases, Year 5 and thereafter		124,923
Leases, Year 5 and thereafter		124,923
Operating leases, Total undiscounted lease payments	53,501	111,015
Finance leases, Total undiscounted lease payments	3,302,229	3,745,269
Leases, Total undiscounted lease payments	3,355,730	3,856,284
Operating leases, Imputed interest	(1,227)	(3,958)
Finance leases, Imputed interest	(278,681)	(360,814)
Leases, Less: imputed interest	(279,908)	(364,772)
Operating leases, Lease liabilities recognized in the Consolidated Balance Sheet	52,274	107,057
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	3,023,548	3,384,455
Leases, Lease liabilities recognized in the Consolidated Balance Sheet	$ 3,075,822	$ 3,491,512